Related Party Transactions (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Salaries and wages paid to key management personnel	$ 766,858	$ 743,684
Share-based payments to key management personnel	3,438,158	1,326,049
Paid for marketing services	592,837	466,429
Directors [Member]
Disclosure of transactions between related parties [line items]
Amount payable to directors as reimbursement expenses	22,275	49,288
Company controlled by a director [Member]
Disclosure of transactions between related parties [line items]
Amount payable to directors as reimbursement expenses	0	2,938
Paid for marketing services	$ 275,441	$ 0